ACQUISITION OF BUSINESSES - Business Services, Others (Details) - Business services - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Aug. 20, 2019
Terminal storage operator
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		$ 12
Terminal storage operator
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%